Prudential Government Money Market Fund, Inc.

655 Broad Street

Newark, New Jersey 07102

October 4, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

Re:	497(j) Filing for Prudential Government Money Market Fund, Inc.
Registration Numbers 333-112406 and 811-02619

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No.77 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on September 29, 2021.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-2762.

Sincerely,

/s/ Debra Rubano Debra Rubano Assistant Secretary